Derivative Liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liability

The derivative liability at March 31, 2018 and December 31, 2017 consisted of:

	March 31, 2018	December 31, 2017
Convertible Promissory Note dated May 25, 2017 payable to EMET Capital Partners, LLC Please see NOTE D – NOTES PAYABLE TO THIRD PARTIES for further information	$58,168	$65,868
Warrants issued to EMET in connection with the above Convertible Promissory Note dated May 25, 2017. Please see NOTE D – NOTES PAYABLE TO THIRD PARTIES for further information	95,260	96,580
Convertible Promissory Note dated September 14, 2017 payable to EMET Capital Partners, LLC Please see NOTE D – NOTES PAYABLE TO THIRD PARTIES for further information	16,929	18,381
Warrants issued to EMET in connection with the above Convertible Promissory Note dated September 14, 2017. Please see NOTE D – NOTES PAYABLE TO THIRD PARTIES for further information	24,288	24,574
Convertible Promissory Note dated January 9, 2018 payable to EMET Capital Partners, LLC Please see NOTE D – NOTES PAYABLE TO THIRD PARTIES for further information	27,296	-
Allonge dated March 28, 2018 to the Convertible Promissory Note dated September 14, 2017 Please see NOTE D – NOTES PAYABLE TO THIRD PARTIES for further information	14,898	-
Warrants issued to EMET in connection with the above Allonge dated March 28, 2018 to the Convertible Promissory Note dated September 14, 2017. Please see NOTE D – NOTES PAYABLE TO THIRD PARTIES for further information	22,303	-
Total derivative liability	$259,142	$205,403

The derivative liability at December 31, 2017 consisted of:

	December 31, 2017	December 31, 2016
Convertible Promissory Note dated May 25, 2017 payable to EMET Capital Partners, LLC Please see NOTE E – NOTES PAYABLE TO THIRD PARTIES for further information	$65,868	$-
Warrants issued to EMET in connection with the above Convertible Promissory Note. Please see NOTE E – NOTES PAYABLE TO THIRD PARTIES for further information	96,580	-
Convertible Promissory Note dated September 14, 2017 payable to EMET Capital Partners, LLC Please see NOTE E – NOTES PAYABLE TO THIRD PARTIES for further information	18,381	-
Warrants issued to EMET in connection with the above Convertible Promissory Note. Please see NOTE E – NOTES PAYABLE TO THIRD PARTIES for further information	24,574	-
Total derivative liability	$205,403	$-